CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 767.6	$ 319.0
Accounts receivables, net	249.0	278.3
Amount due from related party	80.6	128.1
Other current assets	117.0	166.6
Total current assets	1,214.2	892.0
Non-current assets:
Drilling units	5,340.9	5,547.3
Goodwill	3.2	3.2
Deferred tax assets	14.1	34.2
Amount due from related party	0.0	50.0
Other non-current assets	208.3	314.4
Total non-current assets	5,566.5	5,949.1
Total assets	6,780.7	6,841.1
Current liabilities:
Current portion of long-term debt	93.8	93.8
Current portion of long-term related party debt	135.6	145.8
Trade accounts payable and accruals	31.9	24.1
Current portion of deferred and contingent consideration to related party	45.6	60.4
Related party payable	189.6	304.7
Other current liabilities	168.9	217.9
Total current liabilities	665.4	846.7
Non-current liabilities:
Long-term debt	3,346.5	3,440.4
Long-term related party debt	24.7	160.2
Deferred and contingent consideration to related party	157.6	185.4
Deferred tax liability	1.5	43.7
Long-term related party payable	0.0	50.0
Other non-current liabilities	49.2	17.3
Total non-current liabilities	3,579.5	3,897.0
Commitments and contingencies (see Note 15)
Members’ Capital:
Common unitholders (issued 75,278,250 units)	1,123.2	945.5
Subordinated unitholders (issued 16,543,350 units)	69.4	18.8
Total members’ capital	1,192.6	964.3
Non-controlling interest	1,343.2	1,133.1
Total equity	2,535.8	2,097.4
Total liabilities and equity	$ 6,780.7	$ 6,841.1